Supplemental Guarantor Financial Information (Condensed Consolidated Balance Sheet) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Assets
Cash and cash equivalents	$ 295,514,000	$ 520,401,000	[1],[2]	$ 411,081,000	[1]	$ 404,450,000	[1]	$ 183,000,000
Restricted cash	272,787,000	280,653,000	[2]	244,000,000
Flight equipment held for operating leases, net	8,085,947,000	7,261,899,000	[2]	7,895,874,000		8,061,260,000
Notes receivable	75,788,000	78,163,000	[2]	5,000,000
Prepayments on flight equipment	223,815,000	53,594,000	[2]	96,000,000
Investments including investments in subsidiaries	112,380,000	93,862,000	[2]	84,000,000
Intercompany receivables and other assets	184,022,000	157,851,000	[2]	378,000,000
Total Assets	9,451,141,000	8,633,798,000	[2]	9,115,000,000
Liabilities and Equity
Debt	6,236,892,000	5,803,499,000	[2]	6,111,000,000
Intercompany payables and other liabilities				721,000,000
Total Liabilities	7,021,909,000	6,510,892,000	[2]	6,832,000,000
Total AerCap Holdings N.V. equity	2,425,372,000	2,122,038,000	[2]	2,277,000,000
Non-controlling interest	3,860,000	868,000	[2]	6,000,000
Total Equity	2,429,232,000	2,122,906,000	[2]	2,283,317,000		2,217,397,000
Total Liabilities and Equity	9,451,141,000	8,633,798,000	[2]	9,115,000,000
Eliminations [Member]
Assets
Investments including investments in subsidiaries	(3,887,000,000)	(3,275,000,000)		(3,627,000,000)
Intercompany receivables and other assets	(4,475,000,000)	(2,638,000,000)		(3,128,000,000)
Total Assets	(8,362,000,000)	(5,913,000,000)		(6,755,000,000)
Liabilities and Equity
Intercompany payables and other liabilities	(4,772,000,000)	(2,638,000,000)		(3,657,000,000)
Total Liabilities	(4,772,000,000)	(2,638,000,000)		(3,657,000,000)
Total AerCap Holdings N.V. equity	(3,590,000,000)	(3,275,000,000)		(3,098,000,000)
Total Equity	(3,590,000,000)	(3,275,000,000)		(3,098,000,000)
Total Liabilities and Equity	(8,362,000,000)	(5,913,000,000)		(6,755,000,000)
AerCap Holdings N.V. [Member]
Assets
Cash and cash equivalents		1,000,000		175,000,000		1,000,000		15,000,000
Investments including investments in subsidiaries	2,408,000,000	2,093,000,000		1,917,000,000
Intercompany receivables and other assets	743,000,000	327,000,000		492,000,000
Total Assets	3,151,000,000	2,421,000,000		2,584,000,000
Liabilities and Equity
Debt	151,000,000	1,000,000		1,000,000
Intercompany payables and other liabilities	575,000,000	298,000,000		306,000,000
Total Liabilities	726,000,000	299,000,000		307,000,000
Total AerCap Holdings N.V. equity	2,425,000,000	2,122,000,000		2,277,000,000
Total Equity	2,425,000,000	2,122,000,000		2,277,000,000
Total Liabilities and Equity	3,151,000,000	2,421,000,000		2,584,000,000
AerCap Aviation Solutions B.V [Member]
Assets
Intercompany receivables and other assets	284,000,000	296,000,000
Total Assets	284,000,000	296,000,000
Liabilities and Equity
Debt	300,000,000	300,000,000
Intercompany payables and other liabilities	2,000,000	2,000,000
Total Liabilities	302,000,000	302,000,000
Total AerCap Holdings N.V. equity	(18,000,000)	(6,000,000)
Total Equity	(18,000,000)	(6,000,000)
Total Liabilities and Equity	284,000,000	296,000,000
AerCap Ireland [Member]
Assets
Cash and cash equivalents	140,000,000	163,000,000		158,000,000		83,000,000		64,000,000
Restricted cash	5,000,000	4,000,000		4,000,000
Flight equipment held for operating leases, net	77,000,000	80,000,000		91,000,000
Notes receivable	73,000,000	72,000,000
Prepayments on flight equipment	29,000,000	8,000,000		69,000,000
Investments including investments in subsidiaries	1,479,000,000	1,177,000,000		1,710,000,000
Intercompany receivables and other assets	1,201,000,000	825,000,000		762,000,000
Total Assets	3,004,000,000	2,329,000,000		2,794,000,000
Liabilities and Equity
Debt	120,000,000	156,000,000		107,000,000
Intercompany payables and other liabilities	1,753,000,000	1,181,000,000		1,646,000,000
Total Liabilities	1,873,000,000	1,337,000,000		1,753,000,000
Total AerCap Holdings N.V. equity	1,131,000,000	992,000,000		1,041,000,000
Total Equity	1,131,000,000	992,000,000		1,041,000,000
Total Liabilities and Equity	3,004,000,000	2,329,000,000		2,794,000,000
Non-Guarantors [Member]
Assets
Cash and cash equivalents	156,000,000	356,000,000		79,000,000		320,000,000		104,000,000
Restricted cash	268,000,000	276,000,000		240,000,000
Flight equipment held for operating leases, net	8,009,000,000	7,182,000,000		7,805,000,000
Notes receivable	3,000,000	6,000,000		5,000,000
Prepayments on flight equipment	195,000,000	46,000,000		27,000,000
Investments including investments in subsidiaries	112,000,000	99,000,000		84,000,000
Intercompany receivables and other assets	2,631,000,000	1,535,000,000		2,252,000,000
Total Assets	11,374,000,000	9,500,000,000		10,492,000,000
Liabilities and Equity
Debt	5,666,000,000	5,346,000,000		6,003,000,000
Intercompany payables and other liabilities	3,227,000,000	1,864,000,000		2,426,000,000
Total Liabilities	8,893,000,000	7,210,000,000		8,429,000,000
Total AerCap Holdings N.V. equity	2,477,000,000	2,289,000,000		2,057,000,000
Non-controlling interest	4,000,000	1,000,000		6,000,000
Total Equity	2,481,000,000	2,290,000,000		2,063,000,000
Total Liabilities and Equity	$ 11,374,000,000	$ 9,500,000,000		$ 10,492,000,000

[1]	Certain reclassifications have been made to the prior years Consolidated Statement of Cash Flows to reflect the current year presentation.
[2]	Certain reclassifications have been made to the prior year Consolidated Balance Sheet to reflect the current year presentation.